Geographic Information (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedule of disaggregated revenue
Revenue by geography is based on the address of the customer as specified in the Company's customer contracts. The following table sets forth revenue by geographic area (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
United States	$1,147,655	$370,107	$2,077,079	$547,071
All other countries	65,133	25,264	117,341	36,984
Total revenue	$1,212,788	$395,371	$2,194,420	$584,055

Revenue by geography is based on the address of the customer as specified in the Company’s customer contracts. The following table sets forth revenue by geographic area (in thousands):

	Year ended December 31,
	2022	2023	2024
United States	$10,367	$200,469	$1,797,268
All other countries*	5,463	28,474	118,158
Total revenue	$15,830	$228,943	$1,915,426

*	The United Kingdom accounted for 18% of total revenue for the year ended December 31, 2022 and less than 10% of revenue for the years ended December 31, 2023 and 2024.